Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Aug. 31, 2019
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss [Abstract]
Components Of Other Comprehensive Income And The Related Income Tax Effects
21. OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS
Components of other comprehensive income and the related income tax effects for 2019 are as follows:

	Amount	Incometaxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	3	(1)	2
Adjustment for hedged items recognized in the period	(3)	1	(2)
Share of other comprehensive income of associates	(13)	–	(13)
Reclassification of accumulated loss to income related to the sale of an associate	(3)	–	(3)
	(16)	–	(16)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	(52)	13	(39)
	(68)	13	(55)

Components of other comprehensive income and the related income tax effects for 2018 are as follows:

	Amount	Incometaxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	7	(2)	5
Adjustment for hedged items recognized in the period	4	(1)	3
Share of other comprehensive income of associates	10	-	10
	21	(3)	18
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans	101	(27)	74
	122	(30)	92

Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following:
	2019	2018
	$	$
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	1	-
Share of other comprehensive income of associates	18	18
Reclassification of accumulated loss to income related to the sale of an associate	(18)	-

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	(95)	(57)
	(94)	(39)